Share-based payments - Disclosure of breakdown of the compensation expenses (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total	€ (32,589)	€ (6,998)	€ (53,990)	€ (12,371)
BCEs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	0	0	0	0
BSAs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	(231)	(71)	(380)	(137)
AGAs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	(16,569)	(6,261)	(39,030)	(10,884)
Social taxes related to AGAs	€ (15,789)	€ (667)	€ (14,580)	€ (1,350)